Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund (MFD)
Portfolio of Investments
August 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 85.7%
	Australia – 1.8%
156,912	Transurban Group (b) (c)	$1,488,698
	Canada – 19.1%
139,948	Enbridge, Inc. (c)	5,771,183
128,103	Hydro One Ltd. (c) (d) (e)	3,468,491
56,113	Pembina Pipeline Corp. (c)	1,981,590
94,560	TC Energy Corp. (c)	4,556,822
		15,778,086
	Hong Kong – 6.8%
653,500	CLP Holdings, Ltd. (b) (c)	5,630,750
	Italy – 9.5%
220,601	Enav S.p.A. (b) (c) (d) (e) (f)	911,992
457,911	Snam S.p.A. (b) (c)	2,176,409
663,718	Terna-Rete Elettrica Nazionale S.p.A. (b) (c)	4,718,510
		7,806,911
	Japan – 3.9%
83,000	West Japan Railway Co. (b) (c)	3,230,226
	United Kingdom – 28.5%
499,732	National Grid PLC (b) (c)	6,222,587
353,457	Pennon Group PLC (b) (c)	3,827,013
213,030	Severn Trent PLC (b) (c)	6,881,204
110,891	SSE PLC (b)	2,124,973
360,993	United Utilities Group PLC (b) (c)	4,424,435
		23,480,212
	United States – 16.1%
53,092	Eversource Energy (c)	4,761,822
193,082	Kinder Morgan, Inc. (c)	3,537,262
19,280	Sempra Energy (c)	3,180,622
10,982	Sempra Energy (MXN) (c)	1,798,864
		13,278,570
	Total Common Stocks	70,693,453
	(Cost $70,117,182)
Units	Description	Value
MASTER LIMITED PARTNERSHIPS (a) – 10.7%
	United States – 10.7%
224,254	Enterprise Products Partners, L.P. (c)	5,902,365
56,713	Magellan Midstream Partners, L.P. (c)	2,928,092
	Total Master Limited Partnerships	8,830,457
	(Cost $5,842,251)

Principal Value	Description	Rate (g)	Stated Maturity (h)	Value
SENIOR FLOATING-RATE LOAN INTERESTS – 39.2%
	Canada – 0.3%
$250,000	Air Canada, Term Loan B, 1 Mo. LIBOR + 3.50%, 0.75% Floor	6.42%	08/11/28	241,295
	Ireland – 1.0%
573,555	Castlelake Aviation One DAC, Term Loan B, 1 Mo. LIBOR + 2.75%, 0.50% Floor	4.58%	10/22/26	561,964

Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund (MFD)
Portfolio of Investments (Continued)
August 31, 2022 (Unaudited)
Principal Value	Description	Rate (g)	Stated Maturity (h)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	Ireland (Continued)
$300,000	Setanta Aircraft Leasing DAC, Term Loan B, 1 Mo. LIBOR + 2.00%, 0.00% Floor	4.25%	11/05/28	$294,375
				856,339
	Luxembourg – 0.6%
488,750	Connect Finco SARL, Term Loan B, 1 Mo. LIBOR + 3.50%, 1.00% Floor	6.03%	12/11/26	473,477
	United States – 37.3%
247,500	BW Gas & Convenience Holdings LLC, Term Loan B, 1 Mo. LIBOR + 3.50%, 0.50% Floor	6.02%	03/31/28	237,600
708,866	Calpine Construction Finance Co., L.P., Term Loan B, 1 Mo. LIBOR + 2.00%, 0.00% Floor	4.52%	01/15/25	694,249
1,158,348	Calpine Corp., Term Loan B5, 1 Mo. LIBOR + 2.50%, 0.00% Floor	5.03%	12/16/27	1,136,212
677,040	Calpine Corp., Term Loan B9, 1 Mo. LIBOR + 2.00%, 0.00% Floor	4.53%	04/05/26	660,717
2,115,155	Charter Communications Operating LLC, Term Loan B2, 1 Mo. LIBOR + 1.75%, 0.00% Floor	4.28%	02/01/27	2,047,554
585,090	CMG Media Corp., Term Loan B, 1 Mo. LIBOR + 3.50%, 0.00% Floor	6.02%	12/17/26	566,806
928,206	Consolidated Communications, Inc., Term Loan B1, 1 Mo. LIBOR + 3.50%, 0.75% Floor	6.00%	10/02/27	826,688
708,572	Core & Main L.P., Term Loan B-1 Loan, 1 Mo. LIBOR + 2.50%, 0.00% Floor	4.32%-4.99%	07/27/28	690,191
594,123	CSC Holdings LLC, 2017 Refinancing Term Loan, 3 Mo. LIBOR + 2.25%, 0.00% Floor	4.64%	07/17/25	574,446
639,938	Cumulus Media New Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 3.75%, 1.00% Floor	6.27%	03/31/26	614,340
1,165,625	Directv Financing LLC, Initial Term Loan, 1 Mo. LIBOR + 5.00%, 0.75% Floor	7.52%	08/02/27	1,112,880
379,534	Form Technologies LLC, Term Loan B, 1 Mo. LIBOR + 4.75%, 1.00% Floor	7.48%	07/22/25	342,055
1,456,562	Frontier Communications Holdings LLC, Term Loan B-Exit, 1 Mo. LIBOR + 3.75%, 0.75% Floor	6.06%	10/08/27	1,408,132
738,750	Global Medical Response, Inc., Term Loan B, 1 Mo. LIBOR + 4.25%, 1.00% Floor	6.62%	10/02/25	674,338
497,500	Gray Television, Inc., Term Loan D, 1 Mo. LIBOR + 3.00%, 0.00% Floor	5.56%	12/01/28	489,326
1,840,291	Hamilton Projects Acquiror LLC, Term Loan B, 1 Mo. LIBOR + 4.50%, 0.75% Floor	6.75%	06/17/27	1,805,013
290,561	HCA Inc., Tranche B Term Loan B14, 1 Mo. LIBOR + 1.75%, 0.00% Floor	4.27%	06/30/28	290,198
500,000	Hexion, Inc., Initial Term Loan, 1 Mo. SOFR + 4.50%, 0.50% Floor	7.41%	03/15/29	458,750
247,500	Madison IAQ LLC, Initial Term Loan, 1 Mo. LIBOR + 3.25%, 0.50% Floor	4.52%	06/21/28	238,424
1,250,000	Mileage Plus Holdings LLC, Term Loan B, 1 Mo. LIBOR + 5.25%, 1.00% Floor	7.31%	06/21/27	1,267,775
995,000	Olympus Water US Holding Corp., Term Loan B, 1 Mo. LIBOR + 3.75%, 0.50% Floor	6.06%	11/09/28	955,668
2,187,500	Parkway Generation LLC, Term Loan B, 1 Mo. LIBOR + 4.75%, 0.75% Floor	7.27%	02/18/29	2,136,925
307,018	Parkway Generation LLC, Term Loan C, 1 Mo. LIBOR + 4.75%, 0.75% Floor	7.27%	02/18/29	299,855

Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund (MFD)
Portfolio of Investments (Continued)
August 31, 2022 (Unaudited)
Principal Value	Description	Rate (g)	Stated Maturity (h)	Value
SENIOR FLOATING-RATE LOAN INTERESTS (Continued)
	United States (Continued)
$2,239,858	PG&E Corp., Term Loan B, 1 Mo. LIBOR + 3.00%, 0.50% Floor	5.56%	06/23/25	$2,193,672
746,250	Pretium PKG Holdings, Inc., Term Loan First Lien Initial Term Loan, 1 Mo. LIBOR + 4.00%, 0.50% Floor	6.28%-6.37%	10/01/28	700,356
742,500	Sinclair Television Group, Inc., Term Loan B3, 1 Mo. LIBOR + 3.00%, 0.00% Floor	5.53%	04/01/28	702,012
1,990,000	Southwestern Energy Co., Term Loan B, 1 Mo. SOFR + 2.50%, 0.50% Floor	4.70%	06/22/27	1,970,100
550,000	SPX FLOW, Inc., Term Loan B, 1 Mo. SOFR + 4.50%, 0.50% Floor	7.06%	04/05/29	521,125
1,450,915	Standard Industries Inc./NJ, Term Loan B, 1 Mo. LIBOR + 2.50%, 0.50% Floor	3.79%	09/22/28	1,434,853
350,000	Telenet Financing USD LLC, Term Loan AR, 6 Mo. LIBOR + 2.00%, 0.00% Floor	4.39%	04/28/28	338,188
1,500,000	TerraForm Power Operating LLC, Term Loan B, 1 Mo. SOFR + 2.75%, 0.50% Floor	5.22%	05/30/29	1,485,000
496,250	USIC Holdings, Inc., Term Loan B, 1 Mo. LIBOR + 3.50%, 0.75% Floor	5.87%	05/14/28	479,378
1,000,000	Viasat, Inc., Term Loan B, 1 Mo. SOFR + 4.50%, 0.50% Floor	7.07%	03/04/29	924,060
498,596	Vistra Operations Co., LLC, 2018 Incremental Term Loans, 1 Mo. LIBOR + 1.75%, 0.00% Floor	4.13%-4.27%	12/31/25	488,080
				30,764,966
	Total Senior Floating-Rate Loan Interests			32,336,077
	(Cost $33,102,474)

Total Investments – 135.6%	111,859,987
(Cost $109,061,907)
Outstanding Loan – (40.3)%	(33,250,000)
Net Other Assets and Liabilities – 4.7%	3,882,939
Net Assets – 100.0%	$82,492,926

(a)	Portfolio securities are categorized based upon their country of incorporation.
(b)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Fund’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At August 31, 2022, securities noted as such are valued at $41,636,797 or 50.5% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(c)	All or a portion of this security serves as collateral on the outstanding loan.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(e)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(f)	Non-income producing security.
(g)	Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the LIBOR, (ii) the SOFR obtained from the U.S. Department of the Treasury’s Office of Financial Research, (iii) the prime rate offered by one or more United States banks or (iv) the certificate of deposit rate. Certain Senior Loans are subject to a LIBOR or SOFR floor that establishes a minimum LIBOR or SOFR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical LIBOR or SOFR period, spread and floor, but different LIBOR or SOFR reset dates.
(h)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.

Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund (MFD)
Portfolio of Investments (Continued)
August 31, 2022 (Unaudited)
LIBOR	London Interbank Offered Rate
MXN	Mexican Peso
SOFR	Secured Overnight Financing Rate

Currency Exposure Diversification	% of Total Investments
United States Dollar	47.1%
British Pound Sterling	21.0
Canadian Dollar	14.1
Euro	7.0
Hong Kong Dollar	5.0
Japanese Yen	2.9
Mexican Peso	1.6
Australian Dollar	1.3
Total	100.0%

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of August 31, 2022 is as follows:
	Total Value at 8/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks:
Canada	$ 15,778,086	$ 15,778,086	$ —	$ —
United States	13,278,570	13,278,570	—	—
Other Country Categories*	41,636,797	—	41,636,797	—
Master Limited Partnerships*	8,830,457	8,830,457	—	—
Senior Floating-Rate Loan Interests*	32,336,077	—	32,336,077	—
Total Investments	$ 111,859,987	$ 37,887,113	$ 73,972,874	$—

*	See Portfolio of Investments for country breakout.